Fair Value Measurements - Schedule of Unobservable Inputs Used in Monte Carlo Simulation Model to Value Public Warrants at Date of Initial Public Offering and Black-Scholes Model to Measure Private Warrant Liabilities Within Level 3 (Details) - Decarbonization Plus Acquisition Corporation Iii - Fair Value, Inputs, Level 3 [Member]
	Sep. 30, 2021 $ / shares	Jun. 30, 2021 $ / shares Y
Minimum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair value of warrants	$ 2.10	$ 2.54
Maximum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair value of warrants	$ 2.23	$ 2.78
Measurement Input Share Price [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Measurement Input	10.05	10.37
Measurement Input Exercise Price [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Measurement Input	11.50	11.50
Measurement Input Expected Term [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Measurement Input	5.2	5.3
Measurement Input Price Volatility [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Measurement Input	28.3	32.0
Measurement Input Risk Free Interest Rate [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Measurement Input	1.00	0.92
Measurement Input Discount Rate [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Measurement Input	0.0	0.0